Employees (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Average Monthly Persons Employed By Group
The average monthly number of persons employed by the Group during the year was:

	Year ended December 31,
	2020	2019	2018
By activity
Administrative	22	28	24
Research and development	17	18	12

Total	39	46	36

Summary of Employee
Total compensation costs for persons employed by the Group (including Directors) during the year was:

	Year ended December 31,
	2020 £’000s	2019 £’000s	2018 £’000s
Included in research and development expenses:
Salaries	3,046	2,824	1,792
Social security costs	397	110	(30)
Pension contributions	66	62	73
Share-based payment expenses	446	152	526
Included in administrative expenses:
Salaries	4,832	3,384	2,903
Social security costs	68 1	(124)	(828)
Pension contributions	89	114	99
Share-based payment expenses	1,112	1,485	1,663

Total employee benefit expenses	10,6 6 9	8,007	6,198

Summary of Compensation Cost For Directors
Total compensation costs for Directors during the year was:

	Year ended December 31,
	2020 £’000s	2019 £’000s	2018 £’000s
Salaries and fees	1,1 14	1,106	1,047
Benefits in kind	14	17	15
Pension contributions	6 1	25	11
Bonus	538	294	512

Total	1, 727	1,442	1,585